Pension and severance plans - Included in consolidated BS (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Pension and severance plans
Accrued pension and severance costs	¥ 19,169	¥ 19,576
Japanese plans
Pension and severance plans
Net amounts recognized	4,323	3,265
Japanese plans | Accrued pension and severance costs
Pension and severance plans
Accrued pension and severance costs	5,335	5,116
Japanese plans | Other non-current assets
Pension and severance plans
Other non-current assets	¥ (1,012)	¥ (1,851)